CONDENSED CONSOLIDATED STATEMENT OF STOCKHOLDERS EQUITY (Parenthetical) $ in Thousands	6 Months Ended
Jun. 30, 2017 USD ($)
Statement of Stockholders' Equity [Abstract]
Common stock issuance costs	$ 356